Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
November 22, 2013

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Rutland Square Trust II (the trust):

Strategic Advisers Core Multi-Manager Fund

Strategic Advisers Core Income Multi-Manager Fund

Strategic Advisers Emerging Markets Fund of Funds

Strategic Advisers Growth Multi-Manager Fund

Strategic Advisers Income Opportunities Fund of Funds

Strategic Advisers International Multi-Manager Fund

Strategic Advisers Small-Mid Cap Multi-Manager Fund

Strategic Advisers Value Multi-Manager Fund (the funds)

File Nos. (333-139427) and (811-21991)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust